Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Accounts receivable/ Advances to affiliates		$ 6,152
Current portion of derivative assets		18,444
Derivative assets	441	62,867
Accrued liabilities/ Advances from affiliates	(8,667)	(11,115)
Current portion of derivative liabilities	(57,678)	(76,980)
Derivative liabilities	(126,177)	(130,903)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/ Advances to affiliates		4,608
Current portion of derivative assets		17,044
Derivative assets	441	59,467
Accrued liabilities/ Advances from affiliates	(7,486)	(10,960)
Current portion of derivative liabilities	(52,356)	(75,615)
Derivative liabilities	(60,157)	(114,187)
Currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities/ Advances from affiliates	(544)	(155)
Current portion of derivative liabilities	(4,922)	(1,365)
Derivative liabilities	(64,920)	(16,716)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/ Advances to affiliates		1,544
Current portion of derivative assets		1,400
Derivative assets		3,400
Accrued liabilities/ Advances from affiliates	(637)
Current portion of derivative liabilities	(400)
Derivative liabilities	$ (1,100)